SUBSEQUENT EVENT (Details)	0 Months Ended		1 Months Ended				12 Months Ended		0 Months Ended
	Aug. 07, 2012 USD ($)	Jun. 01, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Aug. 31, 2011 USD ($)	Aug. 31, 2011 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	May 30, 2014 Subsequent Event USD ($)	May 30, 2014 Subsequent Event Future USD ($)
Subsequent event
Special cash dividend declared per common share (in dollars per share)	$ 0.087	$ 0.215							$ 0.205
Special cash dividend declared per ADS (in dollars per share)	$ 0.174	$ 0.43							$ 0.41
Total amount of cash distributed in the dividend			$ 4,000,000	25,331,341	$ 9,800,000	63,634,726	25,331,341	63,634,726		$ 10,000,000